Marketable debt securities - Disclosure of information on liabilities secured by financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable debt securities
Liabilities secured by mortgage-backed bonds	€ 22,624
Marketable debt securities
Marketable debt securities
Liabilities secured by asset-backed securities	55,031	€ 49,723	€ 37,717
Liabilities secured by mortgage-backed securities	5,961	4,377	3,019
Liabilities secured by other mortgage securities	51,438	50,141	49,478
Liabilities secured by mortgage-backed bonds	22,624	22,631	24,619
Liabilities secured by territorial covered bond	1,728	995	764
Liabilities secured by financial assets	€ 108,197	€ 100,859	€ 87,959